REVENUE - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 512,376	$ 380,700
Copper price adjustments on settlement	818	(5,060)
Molybdenum concentrate	31,713	19,973
Molybdenum price adjustments on settlement	(1,013)	3,752
Silver	6,346	5,456
Total gross revenue	550,240	404,821
Less: Treatment and refining costs	(25,268)	(13,212)
Total revenue	$ 524,972	$ 391,609